Financial Instruments - Terminated Swaps (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Amortization of fair value adjustments for terminated swaps	$ 49	$ 53	$ 28
Expected net decrease to interest expense in future years through 2018	$ 142